Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$166,813	$12,389
Total deferred tax asset	166,813	12,389
Valuation allowance	(166,813)	(12,389)
Deferred tax asset, net of allowance	$—	$—

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	As of December 31,
	2020	2019
Federal
Current	$38,451	$16,225
Deferred	(154,424)	(12,389)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	154,424	12,389
Income tax provision	$38,451	$16,225

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	As of December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liability	(19.2)%	(13.0)%
Transaction costs allocated to warrant liability	0.0%	(8.6)%
Change in valuation allowance	(2.4)%	(2.1)%
Income tax provision	(0.6)%	(2.7)%